Summary of Significant Accounting Policies	9 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 1—Summary of Significant Accounting Policies

Business. Anchor BanCorp Wisconsin Inc. (the “Corporation”) is a Wisconsin corporation incorporated in 1992 for the purpose of becoming a savings and loan holding company for AnchorBank, fsb (the “Bank”), a wholly-owned subsidiary. The Bank provides a full range of financial services to individual customers through its branch locations in Wisconsin. The Bank is subject to competition from other financial institutions and other financial service providers. The Corporation and its subsidiary also are subject to the regulations of certain federal and state agencies and undergo periodic examinations by those regulatory authorities.

Change in Fiscal Year End

On December 18, 2013, the Board approved the change of our fiscal year end from March 31 to December 31, beginning with December 31, 2013. References to any of our previous fiscal years mean the fiscal years ended on March 31. This transition report on Form 10-K/T covers the transition period beginning on April 1, 2013 through December 31, 2013, and annual reports on Form 10-K covering fiscal years ending December 31 will be filed thereafter. As a result of the change in fiscal year end, the consolidated financial statements include the Company’s financial results for the nine month transition period from April 1, 2013 to December 31, 2013 (the “transition period”). The comparative nine month information provided for the period ended December 31, 2012 is unaudited as it represented an interim period during the fiscal year ended March 31, 2013.

Basis of Financial Statement Presentation. The consolidated financial statements have been prepared in accordance with U. S. generally accepted accounting principles and include the accounts and operations of the Corporation and its wholly owned subsidiaries, the Bank and Investment Directions, Inc. The Bank has one subsidiary at December 31, 2013; ADPC Corporation. Significant intercompany accounts and transactions have been eliminated.

The unaudited consolidated financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles. In the opinion of management, all adjustments, including normal recurring accruals, necessary for a fair presentation of the unaudited interim consolidated financial statements have been included.

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of foreclosed real estate, the net carrying value of mortgage servicing rights and deferred tax assets, and the fair value of investment securities.

The Corporation has three distinct operating segments; the Bank, IDI and the holding company and produces discreet financial information for each which is available to management. However, operating revenues and related assets of IDI and the holding company fall below the required reporting thresholds and therefore are not disclosed in the consolidated financial statements.

We have evaluated all subsequent events through the date of this filing.

Cash and Cash Equivalents. The Corporation considers interest-earning deposits that have an original maturity of three months or less to be cash equivalents.

Investment Securities Available For Sale. Debt securities that the Corporation has the intent and ability to hold to maturity may be classified as held to maturity and are stated at amortized cost as adjusted for premium amortization and discount accretion. Securities not classified as held to maturity are classified as available for sale. Available for sale securities are stated at fair value, with unrealized gains and losses, reported as a separate component of accumulated other comprehensive income (loss) in stockholders’ equity. Securities would be classified as trading when the Corporation intends to actively buy and sell securities in order to make a profit. Trading securities are carried at fair value, with unrealized holding gains and losses included in earnings. There were no securities designated as held to maturity or trading during the nine months ended December 31, 2013 or the fiscal year ended March 31, 2013.

As of December 31, 2013, discounts and premiums on investment securities are accreted and amortized into interest income using a level yield method. Previously the company utilized a method that approximated the effective yield method over the estimated remaining life of the assets. The change in method was adopted because it is more commonly used and more accurately reflects the behavior pattern of the security. The change was applied prospectively beginning December 1, 2013. The difference between the two methods for the month of December, 2013 was approximately a $15,500 increase in amortization which was immaterial (less than .1%) to the results of operations for the Company.

Realized gains and losses are included in net gain (loss) on sale of investment securities in the consolidated statements of operations as a component of non-interest income. The cost of securities sold is based on the specific identification method. If the Corporation sells held to maturity securities, it is only in accordance with accounting standards as the securities have substantially matured.

Declines in the fair value of investment securities below amortized cost basis that are deemed to be other-than-temporary are reflected as impairment losses. To determine if an other-than-temporary impairment exists on a debt security, the Corporation first determines if (a) it intends to sell the security or (b) it is more likely than not that it will be required to sell the security before its anticipated recovery. If either of the conditions is met, the Corporation will recognize an other-than-temporary impairment in earnings equal to the difference between the fair value of the security and its amortized cost basis. If neither of the conditions is met, the Corporation determines (a) the amount of the impairment related to credit loss and (b) the amount of the impairment due to all other factors. The difference between the present values of the cash flows expected to be collected discounted at the purchase yield or current accounting yield and the amortized cost basis is the credit loss. The amount of the credit loss is included in the consolidated statements of operations as an other-than-temporary impairment on securities and is a reduction in the cost basis of the security. The portion of the total impairment that is related to all other factors is included in other comprehensive income (loss).

Loans Held for Sale. Loans held for sale generally consist of the current origination of certain fixed- and adjustable-rate mortgage loans. Effective for loans originated on or after April 1, 2013, residential mortgage loans held for sale are carried at fair value and upfront costs and fees related to these loans are recognized in earnings as incurred. Prior to April 1, 2013, loans held for sale were recorded at the lower of cost or fair value with fees received from the borrower and direct costs to originate the loan deferred and included as a basis adjustment of the loan. Residential mortgage loans held for sale will continue to be reported at the lower of cost or fair value for previous periods.

Loans Held for Investment. Loans held for investment are stated at the amount of the unpaid principal, reduced by undisbursed loan proceeds, unearned net loan fees and an allowance for loan losses. Interest on loans is accrued into income on the unpaid principal balances as earned. Loans are placed on non-accrual status when they become 90 days past due or, when in the judgment of management, the probability of collection of principal and interest is deemed to be insufficient to warrant further accrual. Past due status is based on contractual terms of the loan. Factors that management considers when assessing the collectability of principal and interest include early stage delinquencies and financial difficulties of the borrower. When a loan is placed on non-accrual status, previously accrued but unpaid interest is deducted from interest income. Payments received on non-accrual loans are generally credited to the loan receivable balance and no interest income is recognized on those loans until the principal balance is current. In cases in which the net carrying value of the loan is deemed to be fully collectible, payments received may be recognized in income on a cash basis. Loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time, and the ultimate collectability of the total contractual principal and interest is no longer in doubt.

Loans held for investment are summarized into four different segments: residential loans, commercial and industrial loans, commercial real estate loans and consumer loans.

Residential Loans

Residential loans, substantially all of which finance the purchase of 1-to-4 family dwellings, are generally smaller in size and considered homogeneous as they exhibit similar product and risk characteristics. Loans in this category are placed on non-accrual status when they become 90 days past due and remain on non-accrual status until sufficient payments are received to bring the loan to current status. Residential loans are charged off at the time of an approved short sale and funds are received; information is received indicating an insufficient value and the borrower has not made a payment in six months; or a foreclosure sale is complete and the loan is being moved to other real estate owned.

Commercial and Industrial Loans

Commercial and industrial loans are funded for commercial and business purposes, including issuing letters of credit. The commercial business loan portfolio is comprised of loans for a variety of purposes which are generally secured by equipment, machinery, other occupied real estate and other business assets. Commercial business loans typically have terms of five years or less and interest rates that float in accordance with a designated published index. Substantially all such loans are secured and backed by the personal guarantees of the owners of the business. Loans in this category are placed on non-accrual status when they become 90 days past due or in the judgment of management the probability of collection of principal and interest is deemed to be insufficient to warrant further accrual. If a loan goes 90 days delinquent, the loan will remain on non-accrual status until the loan is brought current and there is evidence that the borrower has sufficient cash flow, income or liquidity to repay the loan in full. Commercial and industrial loans are charged off when information confirms that any portion of the recorded investment in a collateral dependent loan in excess of the fair value of the collateral is deemed a confirmed loss.

Commercial Real Estate Loans

Commercial real estate loans are primarily secured by apartment buildings, office and industrial buildings, land, warehouses, small retail shopping centers and various special purpose properties, including community-based residential facilities and senior housing. Although terms vary, commercial real estate loans generally have amortization periods of 15 to 30 years, as well as balloon payments of two to seven years. Loans in this category are placed on non-accrual status when they become 90 days past due or in the judgment of management the probability of collection of principal and interest is deemed to be insufficient to warrant further accrual. If a loan goes 90 days delinquent, the loan will remain on non-accrual status until the loan is brought current and there is evidence that the borrower has sufficient cash flow, income or liquidity to repay the loan in full. Commercial real estate loans are charged off when available information confirms that any portion of the recorded investment in a collateral dependent loan in excess of the fair value of the collateral is deemed a confirmed loss.

Consumer Loans

Consumer loans generally have higher interest rates than mortgage loans. The risk involved in consumer loans is based on the type and nature of the collateral and, in certain cases, the absence of collateral. Consumer loans include second mortgage and home equity loans, education loans, vehicle loans and other secured and unsecured loans that have been made for a variety of consumer purposes. Loans in this category are placed on non-accrual status when they become 90 days past due and remain on non-accrual status until sufficient payments are received to bring the loan to current status. Consumer loans are charged off when a recent valuation shows no surplus for the Corporation, upon repossession or sale of the collateral and deficiency is realized, or upon reaching 120 days past due if unsecured or 180 days past due if secured.

Loan Fees and Discounts. Certain loan origination, commitment and other loan fees and associated direct loan origination costs are deferred and amortized as an adjustment to the related loan’s yield. These amounts, as well as discounts on purchased loans, are amortized using a method that approximates level yield, adjusted for prepayments, over the life of the related loans.

Allowance for Loan Losses. The allowance for loan losses is maintained at a level believed appropriate by management to absorb probable and estimable losses inherent in the loan portfolio and is based on the size and current risk characteristics of the loan portfolio; an assessment of individual problem loans; actual and anticipated loss experience; and current economic events in specific industries and geographical areas. These economic events include unemployment levels, regulatory guidance, and general economic conditions. Determination of the allowance is inherently subjective as it requires significant estimates, including the amounts and timing of expected future cash flows on impaired loans, estimated losses on pools of homogeneous loans based on historical loss experience, and consideration of current economic trends, all of which may be susceptible to significant change. Loan losses are charged off against the allowance, while recoveries of amounts previously charged off are credited to the allowance. A provision for loan losses is recorded in the statement of operations based on management’s periodic evaluation of the factors previously mentioned as well as other pertinent factors. In addition, regulatory agencies periodically review the adequacy of the allowance for loan losses. These agencies may require the Corporation to make additions to the allowance for loan losses based on their judgments of collectability using information available to them at the time of their examination.

The allowance for loan losses consists of general and specific components. In determining the general allowance, the Corporation has defined the following segments within its loan portfolio: residential, commercial and industrial, commercial real estate and consumer. The Corporation has disaggregated those segments into the following classes based on risk characteristics: residential, commercial and industrial, land and construction, multi-family, retail/office and other commercial real estate within the commercial real estate segment and education and other consumer within the consumer segment. This additional detail allows management to better identify trends in borrower behavior and loss severity. A historical loss factor is computed for each class of loan and used as the major determinate of the general allowance for loan losses. In determining the appropriate period of activity to use in computing the historical loss factor management considers trends in quarterly net charge-off ratios. It is management’s intention to utilize a period of activity that it believes to be most reflective of current experience. Changes in the historical period are made when there is a distinct change in the trend of net charge-off experience. Management reviews each class’ historical losses by quarter for any trends that indicate the most representative look back period. The Corporation currently uses a eight quarter historical loss look-back period.

For the quarter ended June 30, 2013, the Bank modified its general allowance methodology to increase the historical loss period from a six to seven quarter historical look-back period and increased to an eight quarter look-back beginning in the quarter ended September, 2013. The modification was done to reflect a more stable economic environment and to capture additional loss statistics considered reflective of the current portfolio. The impact to the ALLL at September 30, 2013 after implementing the above modifications was a reduction of the required reserve of $2.0 million as compared to the previous methodology. In addition, as the Bank begins to increase its new loan originations, a new loan risk factor was added to capture the unique risk factor adjustments needed for loans originated after September 2012, reflecting a different risk level as compared to the existing legacy portfolio.

Management adjusts historical loss factors based on the following qualitative factors: changes in lending policies, procedures and practices; economic and industry trends and conditions; trends in terms and the volume of loans; experience, ability and depth of lending management; level of and trends in past dues and delinquent loans; changes in the quality of the loan review system; changes in the value of the underlying collateral for collateral dependent loans; changes in credit concentrations; other external factors such as legal and regulatory requirements; and changes in size of the portfolio. In determining the impact, if any, of an individual qualitative factor, management compares the current underlying facts and circumstances surrounding a particular factor with those in the historical periods, adjusting the historical loss factor based on changes in the qualitative factor. Management will continue to analyze the qualitative factors on a quarterly basis, adjusting the historical loss factor as necessary, to a factor believed to be appropriate for the probable and inherent risk of loss in the portfolio.

Specific allowance allocations are established for probable losses resulting from analysis of impaired loans. A loan is considered impaired when it is probable that the Corporation will be unable to collect all contractual principal and interest due according to the terms of the loan agreement. Impaired loans include all non-accrual loans and performing troubled debt restructurings. Troubled debt restructurings are loans that have been modified, due to financial difficulties of the borrower, where the terms of the modified loan are more favorable for the borrower than what the Corporation would normally accept. The fair value of impaired loans is determined based on the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the underlying collateral less costs to sell, if the loan is collateral dependent. Cash collections on impaired loans are generally credited to the loan receivable balance and no interest income is recognized on those loans until the principal balance is current.

Other Real Estate Owned. Real estate acquired by foreclosure or by deed in lieu of foreclosure as well as other repossessed assets (OREO) are held for sale and are initially recorded at fair value less a discount for estimated selling costs at the date of foreclosure. Any write down to fair value less estimated selling costs is charged to the allowance for loan losses. If the discounted fair value exceeds the net carrying value of the loans, recoveries to the allowance for loan losses are recorded to the extent of previous charge-offs, with any excess, which is infrequent, recognized as a gain in non-interest income. Subsequent to foreclosure, valuations are periodically performed and a valuation allowance is established if the carrying value exceeds the fair value less estimated selling costs. Costs relating to the development and improvement of the property may be capitalized; holding period costs and subsequent changes to the valuation allowance are charged to OREO expense, net included in non-interest expense. Incremental valuation adjustments may be recognized in the Statement of Operations if, in the opinion of management, additional losses are deemed probable.

Premises and Equipment. Premises and equipment are recorded at cost and include expenditures for new facilities and items that substantially increase the estimated useful lives (3 years to 40 years) of existing buildings and equipment. Expenditures for normal repairs and maintenance are charged to operations as incurred. When properties are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts and any resulting gain or loss is recorded in income. The cost of office properties and equipment is being depreciated principally by the straight-line method over the estimated useful lives (3 years to 40 years) of the assets. The cost of capitalized leasehold improvements is depreciated on the straight-line method over the lesser of the term of the respective lease or estimated economic life.

Federal Home Loan Bank Stock. The Bank is a member of the Federal Home Loan Bank (FHLB) system which is organized as a member owned cooperative. As a result of membership in the FHLB system, the Bank is required to maintain a minimum investment in FHLB stock. The stock is redeemable at par and is, therefore, carried at cost and periodically evaluated for impairment. Ownership in the FHLB provides a potential dividend and allows access to member privileges including loans, advances, letters of credit and mortgage purchases. The stock is not transferable and cannot be used as collateral. The Bank has concluded that its investment in the stock of FHLB was not impaired at December 31, 2013.

Mortgage Servicing Rights. Mortgage servicing rights are recorded as an asset when loans are sold to third parties with servicing rights retained. The cost allocated to the mortgage servicing rights retained has been recognized as a separate asset and is initially recorded at fair value and subsequently amortized in proportion to, and over the period of, estimated net servicing revenues. The carrying value of these assets is periodically reviewed for impairment using a lower of amortized cost or fair value methodology. The fair value of the servicing rights is determined by estimating the present value of future net cash flows, taking into consideration market loan prepayment speeds, discount rates, servicing costs and other economic factors. For purposes of measuring fair value and impairment, the rights are stratified based on predominant risk characteristics of the underlying loans which include product type (i.e., fixed or adjustable) and interest rate bands. The amount of impairment recognized is the amount by which the amortized cost of the capitalized mortgage servicing rights on a strata-by-strata basis exceed their fair value.

Transfers of Financial Assets. Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Corporation, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Corporation does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Deferred Stock Issuance Cost. Stock issuance costs include incremental direct costs incurred with third parties that are directly attributable to equity financing transactions. Those costs include legal and accounting fees and underwriters’ fees and expenses. Since certain of those costs are incurred in advance of receiving the proceeds from a planned equity financing transaction, they are deferred pending completion of the offering at which point the deferred costs are netted against stock issuance proceeds and recorded in equity.

As further discussed in Note 2—Significant Transactions, Significant Risks and Uncertainties, in connection with obtaining capital from an outside source, the Corporation filed for Chapter 11 in the Bankruptcy Court to implement a Plan of Reorganization in order to facilitate the restructuring of the Company and the recapitalization of the Bank. During the period of bankruptcy, $1.9 million of expenses, primarily comprised of professional fees, were incurred and expensed as reorganization costs in the current period. In connection with the recapitalization, we received gross proceeds of $175.0 million and incurred $14.4 million of capital raise or stock issuance costs all of which have been recorded in the Consolidated Statement of Changes in Stockholders’ Equity (Deficit).

In connection with the S-1 filing currently in process, the Corporation is pursuing an equity offering in the form of sale of or proposed issuance of additional common stock. At December 31, 2013, approximately $435,000 of direct, incremental costs incurred have been capitalized and included in other assets in the consolidated balance sheet.

Deferred Compensation Obligations. Deferred compensation obligations are the carrying value of stock associated with selected employee benefit plans. Such plans include a deferred compensation agreement with a previous executive established in 1986 and an Excess Benefit Plan to provide deferred compensation to certain members of management. No contributions were made to these plans during the nine months ended December 31, 2013 and 2012 or the fiscal years ended March 31, 2013 and 2012.

The carrying value of undistributed shares related to the deferred compensation obligations are recorded in a separate category of stockholders’ deficit titled accordingly and the liability is included in additional paid in capital in stockholders’ deficit in the consolidated balance sheets.

The obligations associated with these plans were cancelled as part of the Plan of Reorganization. As a result, there are no amounts recorded in the Consolidated Balance Sheets as of December 31, 2013 in relation to these plans. See Note 14 for further discussion of the plans.

Stock-Based Compensation Plan. The Corporation periodically grants stock-based compensation to employees and directors under various plans discussed in Note 14. The grants are generally in the forms of restricted stock and stock options. Compensation expense related to stock-based compensation was zero for the nine months ended December 31, 2013 and 2012, and was $55,000 and $256,000 for the fiscal years ended March 31, 2013 and 2012, respectively.

Reserve for Unfunded Commitments, Letters of Credit and Repurchase of Sold Loans. A reserve for unfunded commitments and letters of credit is determined by applying the general reserve loss factor used in the determination of the allowance for loan losses of the associated loan class to unfunded commitments of each class of performing loans. A reserve for potential losses related to the repurchase of sold loans is also maintained. This reserve is determined based on an analysis of probable loss associated with open repurchase requests and pending file reviews by the current owner of the underlying mortgage. The increase or decrease in the reserve for unfunded commitments and letters of credit is charged to non-interest expense. Adjustments to the reserve for repurchase of sold loans is included in non-interest expense. The entire reserve is included in other liabilities on the consolidated balance sheet.

Interest Rate Lock Commitments for Mortgage Loans Held for Sale. Interest rate lock commitments for mortgage loans originated for sale meet the definition of derivatives. These instruments are carried at fair value and included in other assets and other liabilities in the consolidated balance sheets with changes in value included in net gain on sale of loans in the consolidated statements of operations.

Income Taxes. The Corporation’s deferred income tax assets and liabilities are computed for differences between the financial statement and tax basis of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Income tax expense is the tax payable or refundable for the period adjusted for the change during the period in deferred tax assets and liabilities and associated valuation allowance. The Corporation and its subsidiaries file a consolidated federal income tax return and combined state income tax returns. An intercompany settlement of taxes paid is determined based on tax sharing agreements which generally provide for allocation of taxes to each entity on a separate return basis.

The Corporation is subject to the income tax laws of the U.S., its states and municipalities. These tax laws are complex and subject to different interpretations by the taxpayer and the relevant governmental taxing authorities. Accounting guidance related to uncertainty in income taxes provides a comprehensive model for how companies should recognize, measure, present and disclose in their financial statements uncertain tax positions taken or expected to be taken on a tax return. Under the guidance, tax positions shall initially be recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions shall initially and subsequently be measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and all relevant facts. The guidance also revised disclosure requirements to include an annual tabular roll forward of unrecognized tax benefits. In establishing a provision for income tax expense, the Corporation must make judgments and interpretations about the application of these inherently complex tax laws within the framework of existing U.S. generally accepted accounting principles. The Corporation recognizes interest and penalties related to uncertain tax positions in other non-interest expense.

Earnings Per Share. Basic earnings per share (“EPS”) is computed by dividing net income (loss) available to common equity of the Corporation by the weighted average number of common shares outstanding for the period. The basic EPS computation excludes the dilutive effect of all common stock equivalents, if any. Diluted EPS is computed by dividing net income (loss) available to common equity by the weighted average number of common shares outstanding plus all potentially dilutive common shares which could be issued if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock (“common stock equivalents”). While there are currently none, the Corporation’s common stock equivalents represent shares issuable under prior long-term incentive compensation plans. Such common stock equivalents were computed based on the treasury stock method using the average market price for the period.

Comprehensive Income (Loss). Comprehensive income or loss is the total of reported net income or loss and all other revenues, expenses, gains and losses that under generally accepted accounting principles are not reported as net income (loss). As such, the Corporation includes unrealized gains or losses on securities available for sale in other comprehensive income (loss).

New Accounting Pronouncements.

ASU No. 2013-01, “Balance Sheet (Topic 210)—Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” ASU 2013-01 addresses implementation issues about the scope of ASU 2011-11, “Balance Sheet (Topic 210)—Disclosures about Offsetting Assets and Liabilities” which requires entities to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2013-01 and ASU 2011-11 were effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. The required disclosures are presented in Note 11—Offsettting Assets and Liabilities.

ASU 2014-04, “Receivables—Troubled Debt Restructurings by Creditors (Subtopic 310-40)—Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure.” These amendments are intended to clarify when a creditor should be considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan such that the loan should be derecognized and the real estate recognized. Further, this amendment clarifies that an in substance repossession or foreclosure occurs, and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, upon either: (1) the creditor obtaining legal title to the residential real estate property upon completion of a foreclosure, or (2) the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. ASU 2014-04 is effective for public companies for annual periods and interim periods within those annual periods beginning after December 15, 2014. The Corporation has not yet evaluated the effect this ASU will have on its consolidated financial statements.

ASC Topic 740 “Income Taxes.” New authoritative accounting guidance under ASC Topic 740, “Income Taxes” amended prior guidance to include explicit guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. An unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The new authoritative guidance will be for reporting periods after January 1, 2014 and is not expected to have an impact on the Corporation’s statements of operations and financial condition.

Reclassifications. Prior period amounts have been reclassified as needed to conform to the current period presentations. There was no impact on earnings or stockholders’ equity (deficit) as a result of the reclassifications.